UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS, INC.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Bank Notes - 1.9%
$1,000,000	Bank of America Corp., 4.560% due 4/3/06	$1,000,000

Certificates of Deposit - 1.9%
1,000,000	Wells Fargo Bank NA, 4.870% due 1/31/07	999,960

Certificates of Deposit (Yankee) - 13.0%
1,000,000	Calyon NY, 4.845% due 8/9/06	1,000,000
700,000	Credit Suisse First Boston NY, 4.355% due 9/28/06	700,000
	Depfa Bank PLC:
750,000	4.160% due 8/4/06	750,000
650,000	4.220% due 8/11/06	650,000
750,000	Deutsche Bank NY, 4.150% due 8/2/06	750,010
1,000,000	HBOS Treasury Services NY, 4.790% due 12/27/06	1,000,086
1,000,000	Lloyds TSB Bank PLC NY, 4.630% due 5/1/06	999,982
1,000,000	Royal Bank of Scotland NY, 4.620% due 7/6/06	1,000,000

	Total Certificates of Deposit (Yankee)	6,850,078

Commercial Paper(a) - 75.9%
1,000,000	Amstel Funding Corp., 4.901% due 8/18/06 (b)	981,790
550,000	Aquinas Funding LLC, 4.562% due 5/22/06 (b)	546,661
1,000,000	Atomium Funding LLC, 4.643% due 4/11/06 (b)	998,976
2,350,000	Bavaria TRR Corp., 4.902% due 4/3/06 (b)	2,350,000
2,350,000	Beethoven Funding Corp., 4.828% due 4/25/06 (b)	2,343,092
	Brahms Funding Corp.:
1,100,000	4.922% due 4/3/06 (b)	1,100,000
1,250,000	4.665% due 4/10/06 (b)	1,248,872
2,350,000	Carmel Mountain Funding Trust, 4.952% due 4/3/06 (b)	2,350,000
2,350,000	Chesham Finance LLC, 4.902% due 4/3/06 (b)	2,350,000
1,000,000	Cullinan Finance Corp., 4.618% due 6/22/06 (b)	989,956
1,000,000	Curzon Funding LLC, 4.634% due 4/13/06 (b)	998,722
1,000,000	Dexia Delaware LLC, 4.498% due 4/6/06 (b)	999,629
2,350,000	Ebury Finance LLC, 4.922% due 4/3/06 (b)	2,350,000
650,000	Fairway Finance Corp., 4.391% due 4/20/06 (b)	648,680
2,350,000	Fenway Funding LLC, 4.932% due 4/3/06 (b)	2,350,000
750,000	Grampian Funding LLC, 4.238% due 4/3/06 (b)	750,000
1,300,000	Ivory Funding Corp., 4.881% due 8/7/06 (b)	1,278,297
1,250,000	KKR Pacific Funding Trust, 4.651% due 4/4/06 (b)	1,249,839
1,371,000	Market Street Funding Corp., 4.912% due 4/3/06 (b)	1,371,000
1,500,000	Mica Funding LLC, 4.902% due 4/3/06 (b)	1,500,000
2,350,000	Morrigan TRR Funding LLC, 4.902% due 4/3/06 (b)	2,350,000
	Nieuw Amsterdam Receivables:
850,000	4.632% due 6/13/06 (b)	842,406
800,000	4.866% due 7/31/06 (b)	787,412
650,000	Nordea North America Inc., 4.478% due 4/27/06	648,098
1,167,000	Parker Hannifin Corp., 4.932% due 4/3/06 (b)	1,167,000
1,000,000	Picaros Funding LLC, 4.832% due 8/3/06 (b)	984,004
650,000	Polonius Inc., 4.494% due 4/18/06 (b)	648,806
482,000	Stanfield Victoria Funding, 4.858% due 6/6/06 (b)	477,887
1,250,000	Stratford Receivables Co., LLC, 4.652% due 4/5/06 (b)	1,249,679
1,250,000	Tango Finance Corp., 4.866% due 8/1/06 (b)	1,230,167
750,000	Westpac Banking Corp., 4.605% due 6/15/06 (b)	743,156

	Total Commercial Paper	39,884,129

See Notes to Schedule of Investments.

1

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Corporate Bond & Note - 2.4%
1,250,000	Premier Asset Collateralized Entity LLC, Series MTN, 4.798% due 1/25/07 (b)(c)	$1,249,761

Municipal Bonds - 3.8%
	New York State Housing Finance Agency Revenue:
1,000,000	E 39th Street Housing, Series B, Credit Enhanced by FNMA, 4.850%, 4/5/06 (d)	1,000,000
1,000,000	Tribeca, Series B, 4.850%, 4/5/06 (d)	1,000,000

	Total Municipal Bonds	2,000,000

Repurchase Agreement - 1.2%
624,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity - $624,247; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value - $636,481) (Cost - $624,000)	624,000

	TOTAL INVESTMENTS - 100.1% (Cost - $52,607,928#)	52,607,928
	Liabilities in Excess of Other Assets - (0.1)%	(65,547)

	TOTAL NET ASSETS - 100.0%	$52,542,381

(a)	Rate shown represents yield to maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FNMA	— Federal National Mortgage Association
MTN	— Medium-Term Note

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional Money Market Fund (the “Fund”) is a separate diversified investment fund of the Salomon Brothers Series Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R Jay Gerken
Chief Executive Officer

Date:	May 26, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 26, 2006